Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 83,371	$ 82,972
Derivatives	83,495	79,356
Netted derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	25	11	$ 38	$ 30
Derivatives	$ 225	$ 291	$ 205	$ 221